Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Fiscal Year Ended December 31,(1)	Summary Compensation Table (SCT) Total for PEO ($)(2)	CAP to PEO ($)(3)	Average SCT Total for Non-PEO NEOs ($)(2)	Average CAP to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (in thousands) ($)(6)	Adjusted Pre-Tax Income (in thousands) ($)(7)
2025	10,227,930	7,777,772	2,576,825	1,871,259	82	163	217,404	395,498
2024	12,879,808	7,550,989	7,322,225	5,208,396	111	166	340,582	437,366
2023	11,367,502	26,361,566	6,419,061	12,617,078	170	151	307,942	404,425
2022	8,287,488	3,789,895	4,626,049	3,687,962	42	106	274,297	345,172
2021	14,391,664	12,683,973	2,210,117	2,077,460	93	136	134,594	168,998

Named Executive Officers, Footnote	Mr. Zalupski served as the PEO for the entirety of each of the fiscal years shown on the table above. Our non-PEO NEOs for the applicable years were as follows:
2025: L. Anabel Ramsay
2024: J. Douglas Moran (through December 23, 2024), L. Anabel Ramsay
2023: J. Douglas Moran, L. Anabel Ramsay
2022: J. Douglas Moran, L. Anabel Ramsay
2021: J. Douglas Moran, Rick A. Moyer (Former Senior Vice President and Chief Financial Officer through September 30, 2021), L. Anabel Ramsay (effective October 6, 2021)
	Amounts reported in these columns represent the total compensation reported in the SCT for the corresponding year in the case of the PEO and the average total compensation reported in the SCT for the non-PEO NEOs for the corresponding year
Peer Group Issuers, Footnote	Assumes $100 invested based on the closing stock price on January 21, 2021, the date of our initial public offering, in our Class A common stock. Historic performance of the stock price of our Class A common stock is not necessarily indicative of future performance.The Total Shareholder Return (“TSR”) Peer Group consists of the Standard and Poor’s Homebuilders Select Industry Index, an independently prepared index that includes companies in the homebuilding industry.
PEO Total Compensation Amount	$ 10,227,930	$ 12,879,808	$ 11,367,502	$ 8,287,488	$ 14,391,664
PEO Actually Paid Compensation Amount	$ 7,777,772	7,550,989	26,361,566	3,789,895	12,683,973
Adjustment To PEO Compensation, Footnote	To calculate CAP, adjustments were made to the amounts reported in the SCT for the corresponding year. A reconciliation of the adjustments for the PEO and for the non-PEO NEOs is set forth below.
Reconciliation of CAP Adjustments:

Year	Summary Compensation Table Total ($)(1)	Less, Grant Date Fair Value of Stock Awards Granted During Year ($)(2)	Plus, Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year ($)(3)	Plus/(Minus), Change in Fair Value of Prior Year Stock Awards Outstanding And Unvested ($)(4)	Plus, Vest Date Fair Value of Stock Awards Granted and Vested in Year ($)(5)	Plus/(Minus), Change in Fair Value of Prior Year Stock Awards that Vested During Year ($)(6)	Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest During Year ($)(7)	Equals CAP ($)
PEO
2025	10,227,930	(4,836,763)	3,389,699	(1,304,542)	—	301,448	—	7,777,772
2024	12,879,808	(5,137,271)	3,091,396	(3,446,642)	—	163,698	—	7,550,989
2023	11,367,502	(4,622,282)	13,096,465	6,035,889	—	483,992	—	26,361,566
2022	8,287,488	(1,812,500)	919,519	(3,319,997)	—	(284,615)	—	3,789,895
2021	14,391,664	(10,684,605)	8,976,914	—	—	—	—	12,683,973
Average of Non-PEO NEOs
2025	2,576,825	(910,462)	638,069	(485,283)	—	52,110	—	1,871,259
2024	7,322,225	(3,253,636)	1,957,903	(1,118,305)	—	300,209	—	5,208,396
2023	6,419,061	(2,835,006)	8,032,516	868,405	—	132,102	—	12,617,078
2022	4,626,049	(1,256,250)	637,320	(293,957)	—	(25,200)	—	3,687,962
2021	2,210,117	(927,481)	794,824	—	—	—	—	2,077,460
(1)Total compensation included in the SCT for the corresponding year. With respect to the other NEOs, amounts shown represent averages.
(2)Grant date fair value of the stock awards granted during the corresponding year.
(3)Fair value as of the corresponding year-end of the outstanding and unvested stock awards granted during such year.
(4)Change in fair value during the corresponding year of each stock award that was granted in a prior year that remained outstanding and unvested as of the last day of the corresponding year, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5)Fair value as of the vesting date of the stock awards that were granted and vested during the corresponding year.
(6)Change in fair value of each stock award that was granted in a prior year and which vested during the corresponding year, measured from the prior year-end to the vesting date.
(7)Fair value as of the last day of the prior year of the stock awards that were granted in a prior year and which failed to meet the applicable vesting conditions in the corresponding year.

Non-PEO NEO Average Total Compensation Amount	$ 2,576,825	7,322,225	6,419,061	4,626,049	2,210,117
Non-PEO NEO Average Compensation Actually Paid Amount	1,871,259	5,208,396	12,617,078	3,687,962	2,077,460
Total Shareholder Return Amount	82	111	170	42	93
Peer Group Total Shareholder Return Amount	163	166	151	106	136
Net Income (Loss)	$ 217,404,000	$ 340,582,000	$ 307,942,000	$ 274,297,000	$ 134,594,000
Company Selected Measure Amount	395,498,000	437,366,000	404,425,000	345,172,000	168,998,000
PEO Name	Mr. Zalupski
Additional 402(v) Disclosure	The Company’s net income calculated in accordance with U.S. generally accepted accounting principles (“GAAP”) for each year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted pre-tax income
Non-GAAP Measure Description	When determining actual adjusted pre-tax income, the Committee may decide to exclude certain items. Refer to the section entitled “Annual Short-Term Cash Incentives” above for additional discussion of this metric.
Measure:: 2
Pay vs Performance Disclosure
Name	Home closings
Measure:: 3
Pay vs Performance Disclosure
Name	Return on participating equity
Measure:: 4
Pay vs Performance Disclosure
Name	Net debt to capitalization ratio(1) (1)Net debt to capitalization ratio as defined in the credit agreement for our senior unsecured revolving credit facility.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,836,763)	$ (5,137,271)	$ (4,622,282)	$ (1,812,500)	$ (10,684,605)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,389,699	3,091,396	13,096,465	919,519	8,976,914
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,304,542)	(3,446,642)	6,035,889	(3,319,997)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,448	163,698	483,992	(284,615)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(910,462)	(3,253,636)	(2,835,006)	(1,256,250)	(927,481)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,069	1,957,903	8,032,516	637,320	794,824
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,283)	(1,118,305)	868,405	(293,957)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,110	300,209	132,102	(25,200)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0